CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 47,917	$ 4,934
Accounts receivable, net	41,998	9,395
Inventory	550	15
Prepaid expenses	17,040	183
Risk settlements due from providers	539	80
Due from related parties	0	274
Total Current Assets	108,044	14,881
Property and equipment, net	15,993	4,796
Goodwill	464,566	10,068
Intangible assets, net	59,811	8,575
Deferred debt issuance costs	1,972	0
Other assets	2,706	183
Total Assets	653,092	38,503
CURRENT LIABILITIES
Accounts payable	3,110	1,044
Accrued expenses	8,686	2,572
Accrued interest payable	4	149
Risk settlements due to providers	196	643
Current portion of long-term debt	6,275	1,004
Due to related parties	0	39
Other current liabilities	3,687	0
Total Current Liabilities	21,959	5,451
Derivative warrant liabilities	8,375	0
Long-term debt, less current portion	110,960	26,325
Other liabilities	6,428	0
Total Liabilities	147,722	31,776
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS'/MEMBER'S EQUITY
Class A common stock ($0.0001 par value; 250,000,000 shares authorized; 87,367,972 shares issued and outstanding at December 31, 2021)	9	0
Additional paid-in-capital	505,327	0
Retained earnings	33	0
Member units (no par value, 200 authorized, issued and outstanding at December 31, 2020)	0	223
Members' equity	0	6,504
Total Stockholders'/Members' Equity	505,370	6,727
Total Liabilities and Stockholders'/Members' Equity	$ 653,092	$ 38,503